Annual Total Returns (dei_DocumentInformationDocumentAxis, Class Z Shares)	0 Months Ended
Nov. 08, 2012
(Columbia Acorn® Fund) | Class Z Shares
Bar Chart Table:
Annual Return 2002	(13.31%)
Annual Return 2003	45.68%
Annual Return 2004	21.51%
Annual Return 2005	13.11%
Annual Return 2006	14.45%
Annual Return 2007	7.69%
Annual Return 2008	(38.55%)
Annual Return 2009	39.65%
Annual Return 2010	26.00%
Annual Return 2011	(4.61%)
(Columbia Acorn International®) | Class Z Shares
Bar Chart Table:
Annual Return 2002	(16.10%)
Annual Return 2003	47.80%
Annual Return 2004	29.47%
Annual Return 2005	21.81%
Annual Return 2006	34.53%
Annual Return 2007	17.28%
Annual Return 2008	(45.89%)
Annual Return 2009	50.97%
Annual Return 2010	22.70%
Annual Return 2011	(14.06%)
(Columbia Acorn International Select℠) | Class Z Shares
Bar Chart Table:
Annual Return 2002	(14.89%)
Annual Return 2003	41.79%
Annual Return 2004	24.14%
Annual Return 2005	15.98%
Annual Return 2006	36.27%
Annual Return 2007	21.86%
Annual Return 2008	(42.10%)
Annual Return 2009	31.52%
Annual Return 2010	21.89%
Annual Return 2011	(9.76%)
(Columbia Acorn Select℠) | Class Z Shares
Bar Chart Table:
Annual Return 2002	(7.81%)
Annual Return 2003	30.61%
Annual Return 2004	18.58%
Annual Return 2005	11.08%
Annual Return 2006	19.68%
Annual Return 2007	9.20%
Annual Return 2008	(49.18%)
Annual Return 2009	66.17%
Annual Return 2010	22.88%
Annual Return 2011	(16.37%)
(Columbia Acorn USA®) | Class Z Shares
Bar Chart Table:
Annual Return 2002	(18.49%)
Annual Return 2003	47.13%
Annual Return 2004	20.62%
Annual Return 2005	12.98%
Annual Return 2006	8.28%
Annual Return 2007	3.46%
Annual Return 2008	(39.22%)
Annual Return 2009	41.49%
Annual Return 2010	23.16%
Annual Return 2011	(4.95%)
(Columbia Thermostat Fund℠) | Class Z Shares
Bar Chart Table:
Annual Return 2003	19.79%
Annual Return 2004	9.17%
Annual Return 2005	5.50%
Annual Return 2006	10.86%
Annual Return 2007	8.49%
Annual Return 2008	(30.53%)
Annual Return 2009	32.29%
Annual Return 2010	17.58%
Annual Return 2011	4.85%